                    AS FILED WITH THE SECURITIES AND EXCHANGE
                        COMMISSION ON NOVEMBER 30, 1998

                                                       REGISTRATION NO. 33-41913
                                                                        811-6367
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                ----------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                    PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                    POST-EFFECTIVE AMENDMENT NO. 8                     [X]

                                    AND / OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                               AMENDMENT NO. 9                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                ----------------

                        GABELLI EQUITY SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                 One Corporate Center, Rye, New York 10580-1434
               (Address of Principal Executive Offices)(Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 422-3554

                           --------------------------

                                 BRUCE N. ALPERT
                              JAMES E. MCKEE, ESQ.
                              One Corporate Center
                            Rye, New York 10580-1434
                     (Name and address of Agent for Service)
                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                            New York, New York 10022
                                 (212) 735-3000
                           --------------------------

   IT IS PROPOSED THAT THIS FILING WILL BE EFFECTIVE (CHECK APPROPRIATE BOX):
          [   ]     immediately upon filing pursuant to paragraph (b)
          [ x ]     on December 21, 1998 pursuant to paragraph (b)
          [   ]     60 days after filing pursuant to paragraph (a)(1)

                    on (date) pursuant to paragraph (a)(1)
          [   ]     75 days after filing pursuant to paragraph (a)(2)
          [   ]     on (date) pursuant to paragraph (a)(2) Rule 485.

         IF APPROPRIATE, CHECK THE FOLLOWING BOX:
         [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                              CROSS-REFERENCE SHEET
                           (AS REQUIRED BY RULE 495(a)
                        UNDER THE SECURITIES ACT OF 1933)

   N1A
ITEM NO.................................................................LOCATION
-------                                                                 --------
Part A                                                          Prospectus Caption

Item 1.       Cover Page                                        Cover Page
Item 2.       Synopsis                                          Fee Table
Item 3.       Condensed Financial Information                   Table of Fees and Expenses; Financial Highlights
Item 4.       General Description of Registrant                 Cover Page;  Investment  Objective  and  Policies  and Related  Risk
                                                                Factors;  Other  Investment  Techniques  and Related  Risk  Factors;
                                                                General Information
Item 5.       Management of the Fund                            Management of the Fund; General Information
Item 5(a)     Management's Discussion of Performance            Not Applicable
Item 6.       Capital Stock and Other Securities                Dividends, Distributions and Taxes; General Information
Item 7.       Purchase of Securities Being Offered              Purchase of Shares; Distribution Plan
Item 8.       Redemption or Repurchase                          Redemption of  Shares
Item 9.       Legal Proceedings                                 Not Applicable


Part B                                                          Statement of Additional Information Caption

Item 10.      Cover Page                                        Cover Page
Item 11.      Table of Contents                                 Table of Contents
Item 12.      General Information and History                   Not Applicable
Item 13.      Investment Objectives and Policies                Other Investment Techniques; Invesment Restrictions
Item 14.      Management of the Fund                            Directors and Officers
Item 15.      Control Persons and Principal Holders             Directors and Officers
                                                                of Securities
Item 16.      Investment Advisory and Other Services            Prospectus - General Information; The Adviser; The
                                                                Distributor
Item 17.      Brokerage Allocation                              Portfolio Transactions and Brokerage
Item 18.      Capital Stock and Other Securities                Prospectus - Dividends, Distributions and Taxes; General
                                                                Information
Item 19.      Purchase, Redemption and Pricing of               Purchase and Redemption of Fund Shares; Determination
              Securities Being Offered                          of Net Asset Value
Item 20.      Tax Status and Taxes                              Dividends, Distributions and Taxes
Item 21.      Underwriters                                      The Distributor
Item 22.      Calculation of Performance Data                   Investment Performance Information
Item 23.      Financial Statements                              Financial Statements

Part C                                                          Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this
                                                                Registration Statement.

                        The Gabelli Small Cap Growth Fund
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                    TELEPHONE: 1-800-GABELLI (1-800-422-3554)
                             HTTP://WWW.GABELLI.COM


PROSPECTUS                                                     December 21, 1998


The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"). The Fund is a no-load open-end, diversified, management investment company whose investment objective is to seek a high level of capital appreciation on its assets. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of smaller companies (those with market values at the time of investment of less than $500 million) which the Fund's investment adviser believes are likely to have rapid growth in revenue and/or earnings and potential for above average capital appreciation.

Shares of the Fund may be purchased without a sales load at net asset value. The minimum initial investment is $1,000. Additionally, accounts establishing an Automatic Investment Plan do not require any minimum initial investment (see "Purchase of Shares"). The Fund has a distribution plan which permits it to pay up to .25% per year of its average daily net assets for marketing and shareholder services and expenses. For further information, contact Gabelli & Company, Inc. at the address or telephone number shown above.

                             ----------------------


This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated December 21, 1998 (the "Additional Statement") containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available for reference along with other materials on the SEC Internet website (http://www.sec.gov) and is incorporated by reference into this Prospectus. For a free copy, write or call the Fund at the telephone number or address set forth above.


Shares of the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other government agency and involve risk, including the possible loss of principal.

                             ----------------------

                       This Prospectus should be retained
                       by investors for future reference.

                             ----------------------



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF FEES AND EXPENSES

---------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses:
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                                                                None
Maximum Sales Charge Imposed on Reinvested Dividends                                                     None
Deferred Sales Charge                                                                                    None
Redemption Fees                                                                                          None
Exchange Fees                                                                                            None
Annual Fund Operating Expenses (as a percentage of average net assets):
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                          1.00%
12b-1 Expenses (a)                                                                                        .25

Other Expenses (b)                                                                                        .28%
                                                                                                         -----
     Total Fund Operating Expenses                                                                       1.53%
     -------

------------
---------------------
(a) See "Distribution Plan."
(b) Such expenses include custodian and transfer agency fees and other customary
Fund expenses.

Example:                                                                   1 YEAR   3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
                                                                            -----    ------   ------    -------
You would pay the following expenses on a $1,000 investment,
assuming a 5% annual return at the end of each period                       $16       $48       $83      $182

---------------------------------------------------------------------------------------------------------------------------

The amounts listed in this example should not be considered as representative of future expenses since actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%.

The foregoing table is to assist you in understanding the various direct and indirect costs and expenses that an investor in the Fund would bear.





Management's Discussion and Analysis of the Fund's performance during the fiscal year ended September 30, 1998 is included in the Fund's Annual Report to Shareholders dated September 30, 1998. The Fund's Annual Report to Shareholders may be obtained upon request and without charge by writing or calling the Fund at the address or telephone number listed on the Prospectus cover.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information:


Selected data for a share of capital stock outstanding throughout each period ended September 30:

                                                   1998       1997       1996       1995       1994       1993         1992+

OPERATING PERFORMANCE:
   Net asset value, beginning of period          $25.42     $20.02     $19.34     $17.24     $16.90     $13.10       $10.00
                                                 ------     ------     ------     ------     ------     ------       ------
   Net investment income (loss)                   (0.03)     (0.07)     (0.09)     (0.04)     (0.05)      0.01         0.04
   Net realized and unrealized gain (loss) on
      investments                                 (2.99)      7.70       2.11       3.17       0.81       3.98         3.14
                                                  ------      ----       ----       ----       ----       ----         ----
   Total from investment operations               (3.02)      7.63       2.02       3.13       0.76       3.99         3.18
                                                  ------      ----       ----       ----       ----       ----         ----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                            --         --         --         --         --       (0.03)       (0.01)
   Net realized gains on
      investments                                 (3.59)     (2.23)     (1.34)     (1.03)     (0.42)     (0.16)       (0.07)
                                                  -----      ------     ------     ------     ------     ------       ------
   Total Distributions                            (3.59)     (2.23)     (1.34)     (1.03)     (0.42)     (0.19)       (0.08)
                                                  ------     ------      -----     ------     ------     ------       ------
   NET ASSET VALUE, END OF  PERIOD               $18.81     $25.42     $20.02     $19.34     $17.24     $16.90       $13.10
                                                 ======     ======     ======     ======     ======     ======       ======
   Total Return (a)                               (13.5%)    42.20%     11.01%     19.47%      4.48%     30.65%       31.86%
                                                =======     ======     ======     ======      =====     ======       ======
RATIOS TO AVERAGE NET
  ASSETS AND SUPPLEMENTAL DATA:


   Net assets, end of period (in 000s)            $277,820   $296,519   $223,239   $231,156   $205,699   $204,617     $94,864
   Ratio of net investment (loss) to average
      net assets                                  (0.14%)    (0.36%)    (0.42%)    (0.24%)    (0.28%)     0.03%       0.32%*
   Ratio of operating expenses to
      average net assets                           1.44%    1.62% (b)    1.58%      1.54%      1.54%      1.64%       1.97%*
   Portfolio turnover rate                          20%        14%        11%        17%        19%        14%          16%



*  Annualized
+ For the period October 22, 1991 (commencement of operations) through September 30, 1992.
(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(b) The Fund incurred interest expense during the year ended September 30, 1997. Excluding interest expense, the operating expense ratio would have been 1.52%.

INVESTMENT OBJECTIVE AND
--------------------------------------------------------------------------------
POLICIES AND RELATED RISK FACTORS
--------------------------------------------------------------------------------

The Fund's investment objective is to seek a high level of capital appreciation on its assets by investing primarily in the equity securities of smaller companies (those with total market values at the time of investment of less than $500 million) which the Adviser believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation. Although the Fund may also invest in any type of fixed income instrument and may use various hedging techniques, under normal market conditions the Fund will invest at least 65% of its total assets in the equity securities of smaller growth companies (as defined above). Equity securities include common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Risks inherent in the Fund's investment objective and policies are discussed below.

Equity Securities
--------------------------------------------------------------------------------
Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior debt included on the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk.

Smaller growth companies may offer greater potential for capital appreciation than larger companies. Smaller growth companies usually have new products or technologies, new distribution methods, rapid changes in industry conditions due to regulatory or other developments, changes in management or similar characteristics that may result not only in the expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation. In addition, because they are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest is gained. Smaller growth companies may also be more subject to a valuation catalyst (such as increased investor attention, takeover efforts or a change in management) than larger companies.

On the other hand, higher market risks are often associated with smaller growth companies. They may have limited product lines, markets, market share and financial resources, or they may be dependent on a small or inexperienced management team. In addition, their stocks may trade less frequently and in more limited volume and be subject to greater and more abrupt price swings than stocks of larger companies.

The Adviser believes that opportunities for capital appreciation may also be found in the preferred stock and convertible securities of smaller growth companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Although the Adviser believes that capital appreciation opportunities may be found in these securities, it does not expect them to constitute a major portion of the Fund's portfolio. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below. There is no minimum credit rating for these securities in which the Fund may invest.

Nonconvertible Debt Securities
--------------------------------------------------------------------------------
Under normal market conditions, the Fund may invest up to 35% of its total assets in nonconvertible debt securities. These securities include bonds, debentures, notes, asset and mortgage backed securities and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Fund may invest. Accordingly, the Fund could invest in securities in default although the Fund will not invest more than 5% of its assets in such securities. Fixed income securities rated, at the time of investment, less than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service ("Moody's") or which are unrated but of comparable quality in the judgment of the Adviser, are not investment grade and are viewed by the rating agencies as being predominantly speculative in character and are characterized by substantial risk concerning payments of interest and principal, sensitivity to economic conditions and changes in interest rates, as well as by market price volatility and/or relative lack of secondary market trading, among other risks. For further information regarding lower rated securities, which are often known as "junk bonds", and the risks associated therewith, see "Other Investment Techniques" and the Description of Corporate Bond, Corporate Debt and Preferred Stock Ratings attached in the Additional Statement as an Appendix.

Asset-Backed and Mortgage-Backed
--------------------------------------------------------------------------------
Securities
--------------------------------------------------------------------------------
Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the asset and mortgage backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

For temporary defensive purposes the Fund may invest up to 100% of its assets in fixed income securities of high quality money market instruments.


OTHER INVESTMENT
--------------------------------------------------------------------------------
TECHNIQUES AND RELATED RISK FACTORS
--------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------

The Fund may invest up to 35% of its total assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


The expected introduction of a single currency, the Euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro, and could adversely affect the value of securities held by the Fund.


There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund's performance.

Corporate Reorganizations
--------------------------------------------------------------------------------
Subject to the Fund's policy of investing at least 65% of its total assets in equity securities of smaller companies, the Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. For further information on such investments, see "Other Investment Techniques" in the Additional Statement.

Options and Futures
--------------------------------------------------------------------------------
The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, the Fund is limited to an investment not in excess of 5% of its total assets.

Other Investment Companies
--------------------------------------------------------------------------------
The Fund may invest up to 10% of its total assets in other investment companies (not more than 5% of the Fund's total assets may be invested in any one investment company and the Fund may not invest in more than 3% of the voting securities of any one investment company).

Warrants and Rights
--------------------------------------------------------------------------------
The Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a specific period of time.

Unseasoned Companies
--------------------------------------------------------------------------------
The Fund may invest in securities of unseasoned companies. In view of the limited liquidity, more speculative prospects and more volatile pricing attributes, the Fund will not invest more than 10% of the Fund's assets (at the time of purchase) in equity securities of non-investment companies (including predecessors) that have operated less than three years.

When Issued, Delayed
--------------------------------------------------------------------------------
Delivery Securities and Forward Commitments
--------------------------------------------------------------------------------

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Short Sales
--------------------------------------------------------------------------------
The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Restricted and Illiquid Securities
--------------------------------------------------------------------------------

The Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.


Repurchase Agreements
--------------------------------------------------------------------------------
The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Directors ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

Loans of Portfolio Securities
--------------------------------------------------------------------------------
To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing
--------------------------------------------------------------------------------
The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.


--------------------------------------------------------------------------------
Portfolio Turnover
--------------------------------------------------------------------------------
The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Fund's Board of Directors (who, with its officers, are described in the Additional Statement) has overall responsibility for the management of the Fund. The Board of Directors decides upon matters of general policy and reviews the actions of Gabelli & Company, Inc. (the "Distributor"), the Adviser and the Sub-Administrator (as defined below). Pursuant to an Investment Advisory Contract with the Fund, the Adviser provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities and the exercise of all voting and other rights appertaining thereto; provides facilities and personnel required for the Fund's administrative management; supervises the performance of administrative and professional services provided by others, and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. Mr. Mario J. Gabelli -- Portfolio Manager, will be primarily responsible for the day-to-day management of The Gabelli Small Cap Growth Fund. Mr. Gabelli is Chairman, Chief Investment Officer and a Director of the Adviser. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds. The Adviser is located at One Corporate Center, Rye, New York 10580-1434.

The Adviser was formed in 1980 and as of October 31, 1998 acts as investment adviser to the following funds with aggregate assets in excess of $7.5 billion:

                                            Net Assets
Open-end funds:                              10/31/98
------------                                  -------
                                         (in millions)
Gabelli Asset Fund                            $1,472
Gabelli Growth Fund                            1,571
Gabelli Gold Fund, Inc.                           12
Gabelli Value Fund Inc.                          728
Gabelli Small Cap Growth Fund                    298
Gabelli Equity Income Fund                        84
Gabelli U.S. Treasury Money Market Fund          110
Gabelli ABC Fund                                  32
Gabelli Global Telecommunications Fund           154
Gabelli Global Interactive
  Couch Potato(R) Fund                            64
Gabelli Global Convertible Securities Fund         6
Gabelli Global Opportunity Fund                    5
Gabelli International Growth Fund, Inc.           24
Gabelli Capital Asset Fund                       141

Closed-end funds:
-------------
Gabelli Convertible
  Securities Fund, Inc.                          117
Gabelli Equity Trust Inc.                      1,278
Gabelli Global Multimedia
  Trust Inc.                                     149


Gabelli & Company, Inc., the Distributor of each open-end fund's respective shares, is an indirect majority owned subsidiary of the Adviser. GAMCO Investors, Inc. ("GAMCO"), a wholly owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of September 30, 1998, GAMCO had aggregate assets in excess of $6.7 billion under its management. Gabelli Advisers, Inc. is an affiliated Investment Adviser to The Gabelli Westwood Funds with aggregate assets in excess of $360 million. Gabelli Fixed Income LLC is an affiliated Investment Adviser to The Treasurer's Fund, Inc. and separate accounts with aggregate assets in excess of $1.2 billion. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser and the Distributor on the basis of his ownership of stock of the Adviser.

In addition to the fees of the Adviser, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, costs of printing all materials sent to shareholders, charges of State Street Bank and Trust Company (the "Custodian", "Transfer Agent" and dividend paying agent), and any persons hired by the Fund, SEC fees, fees and expenses of unaffiliated directors, accounting and printing costs for reports and similar materials sent to shareholders, the Fund's pro rata portion of membership fees in trade organizations, fidelity bond coverage for the Fund's officers and employees, interest, brokerage and other trading costs, taxes, expenses of qualifying the Fund for sale in various jurisdictions, expense of the Fund's distribution plan adopted under Rule 12b-1, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.


Sub-Administrator
--------------------------------------------------------------------------------
The Adviser has entered into a Sub-Administration Contract with BISYS Fund Services, Inc. ("BISYS" or the "Sub-Administrator") pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations. These services include the preparation and distribution of materials for meetings of the Fund's Board of Directors, compliance testing of Fund activities and assistance in the preparation of proxy statements, reports to shareholders and other documentation. The Sub-Administrator's services do not include the investment advisory and portfolio management services provided by the Adviser. For the services and related expenses borne by BISYS, the Adviser pays it a prorated monthly fee at the annual rate of .0625% of the average net assets of all the funds advised by such Adviser, (with a minimum annual fee of $30,000 per portfolio) on the first $350 million of funds advised by the Adviser and administered by BISYS and .0425% of any net assets above $350 million, and
 .0225% of any assets above $700 million, which, together with the services to be rendered, are subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice. BISYS has its office at 3435 Stelzer Road, Columbus, Ohio 43219.


DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Board of Directors of the Fund has approved as being in the best interests of the Fund and its shareholders a Distribution Plan which authorizes payments by the Fund in connection with the distribution of its shares at an annual rate of .25% of the Fund's average daily net assets.


Payments may be made by the Fund under the Distribution Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Distribution Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.


The Plan has been implemented by written agreements between the Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act of 1940, which includes requirements that the Board of Directors receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approves all agreements implementing the Plan and that the Plan may be continued from year to year only if the Board of Directors concludes, at least annually, that continuation of the Plan is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Fund may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Fund's non-interested Directors and would be based on such factors as the net assets of each Fund, the number of shareholder inquiries and similar pertinent criteria. For the fiscal year ended September 30, 1998, the Fund incurred distribution costs payable to the Adviser, of $805,996 or 0.25% of average net assets, under the Plan. Long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


PURCHASE OF SHARES
--------------------------------------------------------------------------------
Shares of the Fund are sold at the net asset value per share next determined after receipt of an order by the Fund's Distributor or Transfer Agent in proper form with accompanying check or bank wire payments arrangements satisfactory to the Fund. The minimum initial investment is $1,000. There is no minimum initial investment for accounts establishing an Automatic Investment Plan. Custodial accounts for minor children require only $1,000. There is no minimum for subsequent investments. Although most shareholders elect not to receive stock certificates, certificates for whole shares only can be obtained on specific written request to the Transfer Agent.

Shares of the Fund may be purchased through registered broker-dealers. Certain broker-dealers may charge the investor a fee for their services. Such fees may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's shares in that account.


Prospectuses, sales material and applications may be obtained from the Distributor. The Fund and its Distributor reserve the right in their sole discretion (1) to suspend the offerings of the Fund's shares and (2) to reject purchase orders when, in the judgment of the Fund's management, such rejection is in the best interest of the Fund. The net asset value per share of the Fund is determined as of the close of the regular session of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m., eastern time, on each day that trading is conducted on the NYSE by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Portfolio securities for which market quotations are readily available are valued at market value as determined by the last quoted sale price prior to the valuation time on the valuation date in the case of securities traded on securities exchanges or other markets for which such information is available. Other readily marketable securities are valued at the average of the latest bid and asked quotations for such securities prior to the valuation time. Debt securities with remaining maturities of 60 days or less are valued at amortized cost. All other assets are valued at fair value as determined by or under the supervision of the Board of Directors of the Fund. See "Determination of Net Asset Value" in the Additional Statement.


Mail
--------------------------------------------------------------------------------
To make an initial purchase by mail, send a completed subscription order form with a check for the amount of the investment payable to "The Gabelli Small Cap Growth Fund" to:
                                THE GABELLI FUNDS
                                  P.O. BOX 8308
                              BOSTON, MA 02266-8308

Subsequent purchases do not require a completed application and can be made by
(1) mailing a check to the same address noted above or by (2) bank wire, as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

Checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. Bank or certified checks for investments of $100,000 or more will be required unless the investor elects to invest by bank wire as described below. The Fund reserves the right to reject purchases by check made payable to someone other than the Fund.

Bank Wire
--------------------------------------------------------------------------------
To initially purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 1-800-422-3554 to obtain a new account number. The investor should then instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                      ABA # 011-0000-28 REF DDA # 9904-6187
                           Attn: Shareholder Services
                      Re: The Gabelli Small Cap Growth Fund
                   A/C # ____________________________________
                          Account of (Registered Owner)
                                    -------------------------
                      225 Franklin Street, Boston, MA 02110

For initial purchases, the investor should promptly complete and mail the subscription order form to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.

Personal Delivery
--------------------------------------------------------------------------------
Deliver a check made payable to "The Gabelli Small Cap Fund" along with a completed subscription order form to:

                                The Gabelli Funds
                          The BFDS Building, 6th Floor
                               Two Heritage Drive
                             North Quincy, MA 02171

Telephone Investment Plan
--------------------------------------------------------------------------------

You may purchase additional shares of the Fund by telephone through the Automated Clearing-house (ACH) system as long as your bank is a member of the ACH system and you have a completed, approved investment plan application on file with our Transfer Agent. The funding for your purchase will be automatically deducted from the ACH eligible account you designate on the application. Your investment will normally be credited to your mutual fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-GABELLI (422-3554) or 1-800-872-5365. Fund shares purchased through the Telephone or Automatic Investment Plan will not be available for redemption for up to fifteen (15) days following the purchase date.

Automatic Investment Plan
--------------------------------------------------------------------------------
The Fund offers an automatic monthly investment plan, details of which can be obtained from the Distributor. There is no minimum initial investment for accounts establishing an Automatic Investment Plan.

Systematic Withdrawal Plan
--------------------------------------------------------------------------------
The Fund offers a systematic withdrawal program for shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from the Distributor.

Other Investors
--------------------------------------------------------------------------------

No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
Upon receipt by the Distributor or the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. Redemption requests received after the time as of which the Fund's net asset value is determined on a particular day will be redeemed at the net asset value of the Fund determined on the next day that net asset value is determined. Checks for redemption proceeds will normally be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates for the shares to be redeemed are outstanding, presentation of such certificates properly endorsed is also required. Signatures on a redemption request and/or certificates must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1933, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable). Shareholders may also redeem Fund shares through certain registered broker-dealers, who have made arrangements with the Fund permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Distribution Plan.

Further documentation, such as copies of corporate resolutions and instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


If the Board of Directors should determine that it would be detrimental to the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the Exchange is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.


To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Telephone Redemption
--------------------------------------------------------------------------------
By Check
--------------------------------------------------------------------------------
The Fund accepts telephone requests for redemption of unissued shares, subject to a $25,000 limitation. By calling either 1-800-GABELLI (422-3554) or 1-800-872-5365, you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the person in whose name the account is registered and will normally be mailed within seven
(7) days.

By Bank Wire
--------------------------------------------------------------------------------
The Fund accepts telephone requests for wire redemption in excess of $1,000 (but subject to a $25,000 limitation) to a predesignated bank either on the subscription order form or in a subsequent written authorization with the signature guaranteed. The Fund accepts signature guaranteed written requests for redemption by bank wire without limitation. The proceeds are normally wired on the following business day. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.


Requests for telephone redemption must be received between 9:00 a.m. and 4:00 p.m. eastern time. If your telephone call is received after this time or on a day when the NYSE is not open, the request will be entered for the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check or through the automatic purchase plan will not be available for redemption for up to fifteen (15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. Telephone redemption is not available for IRAs. The proceeds of a telephone redemption may be directed to an existing account in another mutual fund advised by the Adviser, provided the account is registered in the redeeming shareholder's name. Such purchase will be made at the respective net asset value plus applicable sales charge, if any, with credit for any sales charge previously charged by the Distributor.

The Fund and its Transfer Agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, the Fund and its Transfer Agent require personal identification information before accepting a telephone redemption. If the Fund or its Transfer Agent fail to use reasonable procedures, the Fund may be liable for losses due to fraudulent instructions.


RETIREMENT PLANS
--------------------------------------------------------------------------------
The Fund has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual except that both the individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for additional investment in an IRA account.


Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as Sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for an individual under such plans is $1,000 and there is no minimum for additional investments. Under the Code, individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 to either or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied. New for 1998, the Fund also makes available education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. The minimum initial investment to an Education IRA is $250. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses.


Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRA accounts or other retirement plans should write or telephone the Distributor.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Fund has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Code and thus is not subject to Federal income tax on that portion of its net investment income and realized capital gain that it pays out to its shareholders.


Failure to qualify would result in the Fund being subject to Federal income tax on its taxable income and gains.

A redemption of shares will generally result in the recognition of gain or loss for income tax purposes equal to the difference between the proceeds of the redemption and the shareholder's basis in the shares redeemed.

Dividends from net investment income and distributions from realized short-term capital gains are taxable to the recipient shareholders as ordinary income, whether paid in cash or in additional Fund shares. In the case of corporate shareholders, the portion of the Fund's distributions attributable to dividends received by the Fund on its investments in common or preferred stock may be eligible for the dividends received deduction as long as certain requirements are satisfied by the shareholder. Distributions out of long-term capital gains are taxable to the recipient as long-term capital gains. Shareholders will be advised as to what portion of capital gains are to be treated as "long-term" rate gain with respect to the maximum tax rate for such gains (10% for noncorporate shareholders who are subject to the 15% marginal tax bracket for ordinary income). Dividends and distributions declared by the Fund may also be subject to state and local taxes. Prior to investing in shares of the Fund, prospective shareholders may wish to consult their tax advisers concerning the Federal, state and local tax consequences of such investment.

GENERAL INFORMATION
--------------------------------------------------------------------------------
Description of Shares, Voting
--------------------------------------------------------------------------------
Rights and Liabilities
--------------------------------------------------------------------------------


The Fund is a series of Gabelli Equity Series Funds, Inc., (the "Corporation") which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share, one hundred million of which have been initially classified as Fund shares. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into two series each having a separate portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

The Fund sends semi-annual and audited annual reports to all of its shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.

Shareholder Approval
--------------------------------------------------------------------------------
Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the Investment Company Act of 1940 requires the affirmative vote of at least a "majority" (as defined by the Investment Company Act of 1940) of the outstanding voting securities of the Fund or the Corporation at a meeting called for the purpose of considering such approval. A majority of the Fund's outstanding securities is the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

Performance Information
--------------------------------------------------------------------------------
The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Quotations of "yield" will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period, with the remainder being divided by the maximum offering price per share on the last day of the period. The Fund may also furnish total return and yield calculations for other periods based on investments at various sales charge levels or net asset values.


Custodian, Transfer Agent
--------------------------------------------------------------------------------
and Dividend Disbursing Agent
--------------------------------------------------------------------------------


State Street Bank and Trust Company is the Custodian for the Fund's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company does not assist in and is not responsible for investment decisions involving assets of the Fund.

Independent Auditors
--------------------------------------------------------------------------------
Ernst & Young LLP has been appointed independent auditors for the Fund, and is located at 787 Seventh Ave., New York, NY 10019.

Information for Shareholders
--------------------------------------------------------------------------------

All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434. For assistance, call 1-800-GABELLI (1-800-422-3554) or through the internet at http://www.gabelli.com.

Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Fund has no reason to believe that (1) the Year 2000 plans of the Adviser and the Fund's other service providers for services critical to the Fund's operations will not be completed by December 31, 1999, and (2) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Fund or its service providers.

In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors.

Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Fund's service providers are unknown to the Fund at this time, there may be costs or consequences having a material adverse impact on the Fund, its service providers and/or your account records. The Fund and the Adviser will continue to monitor developments relating to this issue.

Upon request, Gabelli & Company, Inc. will provide without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.


This Prospectus omits certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Additional Statement included in such Registration Statement may be obtained without charge from the Fund or its Distributor.

                                TABLE OF CONTENTS
                                -----------------

                                                  PAGE
                                                 ----
Table of Fees and Expenses .................

Financial Highlights .......................

Investment Objective and Policies and
  Related Risk Factors .....................

Other Investment Techniques and
  Related Risk Factors .....................

Management of the Fund .....................

Distribution Plan ..........................

Purchase of Shares .........................

Redemption of Shares .......................

Retirement Plans ...........................

Dividends, Distributions and Taxes .........

General Information ........................



--------------------------------------------------------------------------------

No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Adviser, the Administrator, the Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any state to any person to whom it is unlawful to make such offer in such state.

THE
GABELLI
SMALL CAP
GROWTH
FUND


                                   PROSPECTUS
                                DECEMBER 21, 1998







                               GABELLI FUNDS, INC.
                               INVESTMENT ADVISER

                             GABELLI & COMPANY, INC.
                                   DISTRIBUTOR

                         The Gabelli Equity Income Fund
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                    TELEPHONE: 1-800-GABELLI (1-800-422-3554)
                             HTTP://WWW.GABELLI.COM

PROSPECTUS                                                     December 21, 1998


The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"). The Fund is a no-load open-end, diversified, management investment company whose investment objective is to seek a high level of total return on its assets with an emphasis on income. The Fund seeks to achieve its investment objective through a combination of capital appreciation and current income by investing primarily in income producing equity securities.

Shares of the Fund may be purchased without a sales load at net asset value. The minimum initial investment is $1,000. The Fund has a distribution plan which permits it to pay up to .25% per year of its average daily net assets for marketing and shareholder services and expenses. For further information, contact Gabelli & Company, Inc. at the address or telephone number shown above.

                             ----------------------




This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated December 21, 1998 (the "Additional Statement") containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available for reference along with other materials on the SEC Internet website (http://www.sec.gov) and is incorporated by reference into this Prospectus. For a free copy, write or call the Fund at the telephone number or address set forth above.


Shares of the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, The Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve risk, including the possible loss of principal.

                             ----------------------

                       This Prospectus should be retained
                       by investors for future reference.

                             ----------------------




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF FEES AND EXPENSES

---------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses:
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                                                                 None
Maximum Sales Charge Imposed on Reinvested Dividends                                                      None
Deferred Sales Charge                                                                                     None
Redemption Fees                                                                                           None
Exchange Fees                                                                                             None
Annual Fund Operating Expenses (as a percentage of average net assets):
---------------------------------------------------------------------------------------------------------------------------

Management Fees                                                                                          1.00%
12b-1 Expenses (a)                                                                                        .25%
Other Expenses (b)                                                                                        .40%
                                                                                                         -------
    Total Operating Expenses                                                                             1.65%
                                                                                                         =======
(a)   See "Distribution Plan."
(b) Such expenses include custodian and transfer agency fees and other customary
Fund expenses.

Example:                                                                    1 YEAR  3 YEARS 5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,                  $17      $52     $90       $195
assuming a 5% annual return at the end of each period


---------------------------------------------------------------------------------------------------------------------------

The amounts listed in this example should not be considered as representative of future expenses since actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%.

The foregoing table is to assist you in understanding the various direct and indirect costs and expenses that an investor in the Fund would bear.





Management's Discussion and Analysis of the Fund's performance during the fiscal year ended September 30, 1998 is included in the Fund's Annual Report to Shareholders dated September 30, 1998. The Fund's Annual Report to Shareholders may be obtained upon request and without charge by writing or calling the Fund at the address or telephone number listed on the Prospectus cover.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report thereon appears in the Statement of Additional Information: Selected data for a share of capital stock outstanding throughout each period ended September 30:


                                                1998        1997         1996       1995       1994       1993     1992+
OPERATING PERFORMANCE:
   Net asset value, beginning of period       $17.39      $13.81       $12.65     $11.54     $12.15     $10.40   $10.00
                                              ------      ------       ------     ------     ------     ------    -----
   Net investment income                        0.22        0.22         0.28       0.29       0.30       0.29     0.21
   Net realized and unrealized gain on
     investments                                0.29        4.28         1.76       1.77       0.08       1.81     0.37
                                                ----        ----         ----       ----       ----       ----     ----
   Total from investment operations             0.51        4.50         2.04       2.06       0.38       2.10     0.58
                                                ----        ----         ----       ----       ----       ----     ----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                       (0.26)      (0.22)       (0.28)     (0.29)     (0.31)     (0.29)   (0.18)



   In excess of net investment  income           --          --         (0.01)       --         --         --       --
   Net realized gain on  investments           (1.67)      (0.70)       (0.59)     (0.66)     (0.68)     (0.06)     --
                                               ------      ------       ------     ------     ------     ------   -----
   Total Distributions                         (1.93)      (0.92)       (0.88)     (0.95)     (0.99)     (0.35)   (0.18)
                                               ------      ------       ------     ------     ------     ------   -----
   NET ASSET VALUE, END OF PERIOD              $15.97      $17.39       $13.81    $12.65     $11.54     $12.15   $10.40
                                               ======      ======       ======    ======     ======     ======   ======
   Total Return (a)                               3.0%      34.00%       16.65%    19.24%      3.30%     20.50%    5.80%
                                                 ====      ======       ======    ======      =====     ======    =====

RATIOS TO AVERAGE NET
  ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000s)         $79,669     $73,730      $57,006    $54,806    $50,191    $54,585   $44,940
   Ratio of net investment
     income to average net assets                 1.27%       1.42%        1.99%      2.50%      2.58%      2.62%     2.65%*
   Ratio of operating expenses to
     average net assets                           1.64%       1.78%        1.93%      1.83%      1.81%      1.78%     1.93%*
   Portfolio turnover rate                          35%         43%          20%        30%        20%        76%       22%

* Annualized

+For the period January 2, 1992 (commencement of operations) through September 30, 1992.

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

INVESTMENT OBJECTIVE AND
--------------------------------------------------------------------------------
POLICIES AND RELATED RISK FACTORS

--------------------------------------------------------------------------------
The Fund's investment objective is to seek a high level of total return on its assets with an emphasis on income, through a combination of capital appreciation and current income by investing primarily in income producing equity securities including securities convertible into common stock. The Adviser will look for such securities that have a better yield than the average of the Standard & Poor's 500 Stock Index, as well as capital gains potential. Although the Fund may also invest in any type of debt instrument and may use various special investment techniques, under normal market conditions the Fund will invest at least 65% of its total assets in income producing equity securities (which include common stocks, preferred stocks and securities convertible into or exchangeable for common and preferred stock). Risks inherent in the Fund's investment objective and policies are discussed below.

Equity Securities
--------------------------------------------------------------------------------
Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Equity securities also include preferred stock (whether or not convertible into common stock) and debt securities convertible into or exchangeable for common or preferred stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Debt securities that are convertible into or exchangeable for preferred common stock are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with interest rates and perceived credit risk.

The Adviser believes that opportunities for capital appreciation may also be found in the preferred stock and convertible securities of companies. This is particularly true in the case of companies that have performed below expectations at the time the preferred stock or convertible security was issued. If the company's performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed income security and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. Preferred stocks and convertible securities have many of the same characteristics and risks as nonconvertible debt securities described below.

Many convertible securities are not investment grade, that is, not rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service ("Moody's") and not considered by the Adviser to be of similar quality.

The Fund may invest up to 35% of its assets in convertible and nonconvertible fixed income securities rated, at the time of investment, less than BBB by S&P or Baa by Moody's or are unrated but of comparable quality in the judgment of the Adviser. Securities which are not investment grade are viewed by the rating agencies as being predominantly speculative in character and are characterized by substantial risk concerning payments of interest and principal, sensitivity to economic conditions and changes in interest rates, as well as by market price volatility and/or relative lack of secondary market trading among other risks and may involve major risk exposure to adverse conditions or be in default. However, the Fund does not expect to invest more than 5% of its assets in securities which are in default at the time of investment and will invest in such securities only when the Adviser expects that the securities will appreciate in value. There is no minimum rating of securities in which the Fund may invest. Securities rated less than BBB by S&P or Baa by Moody's or comparable unrated securities are typically referred to in the financial press as "junk bonds." For further information regarding lower rated securities and the risks associated therewith, see "Other Investment Techniques" in the Additional Statement and the Description of Corporate Bond, Corporate Debt and Preferred Stock Ratings attached thereto as an Appendix.

Nonconvertible Debt Securities
--------------------------------------------------------------------------------
Under normal market conditions, the Fund may invest up to 35% of its assets in fixed income securities which are not convertible or exchangeable for common stock. These securities include preferred stocks, bonds, debentures, notes, asset and mortgage backed securities and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Fund may invest. Accordingly, the Fund could invest in securities in default although the Fund will not invest more than 5% of its assets in such securities. See "Equity Securities" for a discussion of credit considerations. Preferred stocks are subject to the same types of risks as debt instruments.

Asset-Backed and Mortgage-Backed
--------------------------------------------------------------------------------
Securities
--------------------------------------------------------------------------------
Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the asset and mortgage backed securities. As a result, if the Fund purchases such a security at a premium, faster than expected prepayments will reduce and slower than expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

For temporary defensive purposes the Fund may invest up to 100% of its assets in nonconvertible fixed income securities or high quality money market instruments.

OTHER INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
AND RELATED RISK FACTORS
--------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------
The Fund may invest up to 35% of its total assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates (which the Fund will not seek to hedge), future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


The expected introduction of a single currency, the Euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro, and could adversely affect the value of securities held by the Fund.


There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund's performance.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor.

Corporate Reorganizations
--------------------------------------------------------------------------------
Subject to the Fund's policy of investing at least 65% of its assets in income producing equity securities, the Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss. For further information on such investments, see "Other Investment Techniques" in the Additional Statement.

Options and Futures
--------------------------------------------------------------------------------
The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission the Fund is limited to an investment not in excess of 5% of its total assets.

Warrants and Rights
--------------------------------------------------------------------------------

The Fund may invest up to 5% of its total assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.

When Issued, Delayed Delivery
--------------------------------------------------------------------------------
Securities and Forward Commitments
--------------------------------------------------------------------------------
The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments. See "When Issued, Delayed Delivery Securities and Forward Commitments" in the Additional Statement.

Short Sales
--------------------------------------------------------------------------------
The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Restricted and Illiquid Securities
--------------------------------------------------------------------------------

The Fund may invest up to 15% of its net assets in securities the markets for which are illiquid. Illiquid securities include most of the securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity.


Repurchase Agreements
--------------------------------------------------------------------------------
The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Directors ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Fund's Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked-to-market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's Custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Fund will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

Loans of Portfolio Securities
--------------------------------------------------------------------------------
To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing
--------------------------------------------------------------------------------
The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

Portfolio Turnover
--------------------------------------------------------------------------------
The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover is expected to be less than 100%.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
The Fund's Board of Directors (who, with its officers, are described in the Additional Statement) has overall responsibility for the management of the Fund. The Board of Directors decides upon matters of general policy and reviews the actions of the Distributor, the Adviser and the Sub-Administrator (as defined below). Pursuant to an Investment Advisory Contract with the Fund, the Adviser, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities and the exercise of all voting and other rights appertaining thereto; provides facilities and personnel required for the Fund's administrative management; supervises the performance of administrative and professional services provided by others; and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. Mr. Mario J. Gabelli -- Portfolio Manager, will be primarily responsible for the day-to-day management of the Gabelli Equity Income Fund. Mr. Gabelli is Chairman, Chief Investment Officer and a Director of the Adviser. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds. The Adviser is located at One Corporate Center, Rye, New York 10580-1434.

The Adviser was formed in 1980 and as of October 31, 1998 acts as investment adviser to the following funds with aggregate assets in excess of $7.5 billion:

                                           Net Assets
Open-end funds:                              10/31/98
                                              -------
------------
                                       (in millions)
Gabelli Asset Fund                             $1,472
Gabelli Growth Fund                             1,571
Gabelli Gold Fund, Inc.                            12
Gabelli Value Fund Inc.                           728
Gabelli Small Cap Growth Fund                     298
Gabelli Equity Income Fund                         84
Gabelli U.S. Treasury Money Market Fund           110
Gabelli ABC Fund                                   32
Gabelli Global  Telecommunications Fund           154
Gabelli Global Interactive
  Couch Potato(R) Fund                             64
Gabelli Global Convertible  Securities Fund         6
Gabelli Global Opprotunity Fund                     5
Gabelli International Growth Fund, Inc.            24
Gabelli Capital Asset Fund                        141


Closed-end funds:
-------------
Gabelli Convertible Securities Fund, Inc.         117
Gabelli Equity Trust Inc.                       1,278
Gabelli Global Multimedia Trust Inc.              149

Gabelli & Company, Inc., the Distributor of each open-end fund's respective shares, is an indirect majority owned subsidiary of the Adviser. GAMCO Investors, Inc, ("GAMCO"), a wholly owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of September 30, 1998, GAMCO had aggregate assets in excess of $6.7 billion under its management. Gabelli Advisers, Inc. is an affiliated Investment Adviser to The Gabelli Westwood Funds with aggregate assets in excess of $360 million. Gabelli Fixed Income LLC is an affiliated Investment Adviser to The Treasurer's Fund, Inc. And separate accounts with aggregate assets in excess of $1.2 billion. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser and the Distributor on the basis of his ownership of stock of the Adviser.

In addition to the fees of the Adviser, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditors' services, costs of printing all materials sent to shareholders, charges of State Street Bank and Trust Company (the "Custodian", "Transfer Agent" and dividend paying agent) and any other persons hired by the Fund, SEC fees, fees and expenses of unaffiliated directors, accounting and printing costs for reports and similar materials sent to shareholders, the Fund's pro rata portion of membership fees in trade organizations, fidelity bond coverage for the Fund's officers and employees, interest, brokerage and other trading costs, taxes, expenses of qualifying the Fund for sale in various jurisdictions, expense of the Fund's distribution plan adopted under Rule 12b-1, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.

The Additional Statement contains further information about the Investment Advisory Contract including a more complete description of the advisory and expense arrangements, and administrative provisions.

Sub-Administrator
--------------------------------------------------------------------------------


The Adviser has entered into a Sub-Administration Contract with BISYS Fund Services, Inc. ("BISYS" or the "Sub-Administrator") pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations. These services include the preparation and distribution of materials for meetings of the Fund's Board of Directors, compliance testing of Fund activities and assistance in the preparation of proxy statements, reports to shareholders and other documentation. The Sub-Administrator's services do not include the investment advisory and portfolio management services of the Adviser. For the services and the related expenses borne by BISYS, the Adviser pays it a prorated monthly fee at the annual rate of .0625% of the average net assets (with a minimum annual fee of $30,000 per portfolio) on the first $350 million of all the funds advised by the Adviser and affiliates and administered by BISYS; .0425% of any assets above $350 million and .0225% of any assets above $700 million which, together with the services to be rendered, are subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice. BISYS has its principal office at 3435 Stelzer Rd., Columbus, Ohio 43219.


DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Board of Directors of the Fund has approved as being in the best interests of the Fund and its shareholders a Distribution Plan which authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, of .25% of the Fund's average daily net assets.

Payments may be made by the Fund under the Distribution Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Distribution Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan has been implemented by written agreements between the Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act of 1940 which includes requirements that the Board of Directors receive and review, at least quarterly, reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approves all agreements implementing the Plan and that the Plan may be continued from year to year only if the Board of Directors concludes, at least annually, that continuation of the Plan is likely to benefit shareholders. To the extent any of these payments are based on allocations by the Distributor, the Fund may be considered to be participating in joint distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Fund's non-interested Directors and would be based on such factors as the net assets of each Fund, the number of shareholder inquiries and similar pertinent criteria. For the fiscal year ended September 30, 1998, the Fund incurred distribution costs of $205,801 or 0.25% of average net assets under the Plan. Long term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



PURCHASE OF SHARES
--------------------------------------------------------------------------------
Shares of the Fund are currently offered without a sales charge. The minimum initial investment is $1,000. There is no minimum for subsequent investments. Shares of the Fund are sold at the net asset value per share next determined after receipt of an order by the Fund's Distributor or Transfer Agent in proper form with accompanying check or bank wire payment arrangements satisfactory to the Fund. Although most shareholders elect not to receive stock certificates, certificates for whole shares only can be obtained on specific written request to the Transfer Agent.

Shares of the Fund may be purchased through registered broker-dealers. Such broker-dealers may charge the investor a fee for their services. Such fees may vary among broker-dealers, and such broker-dealers may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's shares in that account.


Prospectuses, sales material and applications may be obtained from the Distributor. The Fund and its Distributor reserve the right in their sole discretion (1) to suspend the offerings of the Fund's shares and (2) to reject purchase orders when, in the judgment of the Fund's management, such rejection is in the best interest of the Fund. The net asset value per share of the Fund is determined as of the close of the regular session of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. eastern time, on each day that trading is conducted on the NYSE by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Portfolio securities for which market quotations are readily available are valued at market value as determined by the last quoted sale price prior to the valuation time on the valuation date in the case of securities traded on securities exchanges or other markets for which such information is available. Other readily marketable securities are valued at the average of the latest bid and asked quotations for such securities prior to the valuation time. Debt securities with remaining maturities of 60 days or less are valued at amortized cost. All other assets are valued at fair value as determined by or under the supervision of the Board of Directors of the Fund. See "Determination of Net Asset Value" in the Additional Statement.


Mail
--------------------------------------------------------------------------------
To make an initial purchase by mail, send a completed subscription order form with a check for the amount of the investment payable to "The Gabelli Equity Income Fund" to:
                                THE GABELLI FUNDS
                                  P.O. BOX 8308
                              BOSTON, MA 02266-8308

Subsequent purchases do not require a completed application and can be made by
(1) mailing a check to the same address noted above or by (2) bank wire, as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

Checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. Bank or certified checks for investments of $100,000 or more will be required unless the investor elects to invest by bank wire as described below. The Fund reserves the right to reject purchases by check made payable to someone other than the Fund.

Bank Wire
--------------------------------------------------------------------------------
To initially purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 1-800-422-3554 to obtain a new account number. The investor should then instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                      ABA # 011-0000-28 REF DDA # 99046187
                           Attn: Shareholder Services
                       Re: The Gabelli Equity Income Fund
                  A/C # _____________________________________
                  Account of      (Registered Owner)
                            ---------------------------------
                     225 Franklin Street, Boston, MA 02110

For initial purchases, the investor should promptly complete and mail the subscription order form to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.

Personal Delivery
--------------------------------------------------------------------------------
Deliver a check made payable to "The Gabelli Equity Income Fund" along with a completed subscription order form to:

                                The Gabelli Funds
                          The BFDS Building, 6th Floor
                               Two Heritage Drive
                             North Quincy, MA 02171

Telephone Investment Plan
--------------------------------------------------------------------------------
You may purchase additional shares of the Fund by telephone through the Automated Clearing-house (ACH) system as long as your bank is a member of the ACH system and you have a completed, approved investment plan application on file with our Transfer Agent. The funding for your purchase will be automatically deducted from the ACH eligible account you designate on the application. Your investment will normally be credited to your mutual fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-GABELLI (422-3554) or 1-800-872-5365. Fund shares purchased through the Telephone or Automatic Investment Plan will not be available for redemption for up to fifteen (15) days following the purchase date.

Automatic Investment Plan
--------------------------------------------------------------------------------
The Fund offers an automatic monthly investment plan, details of which can be obtained from the Distributor. There is no minimum initial investment for accounts establishing an Automatic Investment Plan.

Systematic Withdrawal Plan
--------------------------------------------------------------------------------
The Fund offers a systematic withdrawal program for shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from the Distributor.

Other Investors
--------------------------------------------------------------------------------
No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Administrator, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, sibling's spouse and a sibling's children.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Upon receipt by the Distributor or the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. Redemption requests received after the time as of which the Fund's net asset value is determined on a particular day will be redeemed at the net asset value of the Fund determined on the next day that net asset value is determined. Checks for redemption proceeds will normally be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed, and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates for the shares to be redeemed are outstanding, presentation of such certificates properly endorsed is also required. Signatures on a redemption request and/or certificates must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable). Shareholders may also redeem Fund shares through certain registered broker-dealers, who have made arrangements with the Fund permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Distribution Plan.

Further documentation, such as copies of corporate resolutions and instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.


If the Board of Directors should determine that it would be detrimental to the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Under such circumstances, shareholders of the Fund receiving distributions in kind of securities will incur brokerage commissions when they dispose of the securities.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the Exchange is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.


To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Telephone Redemption
--------------------------------------------------------------------------------
By Check
--------------------------------------------------------------------------------
The Fund accepts telephone requests for redemption of unissued shares, subject to a $25,000 limitation. By calling either 1-800-GABELLI (422-3554) or 1-800-872-5365, you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the person in whose name the account is registered and will normally be mailed within seven
(7) days.

By Bank Wire
--------------------------------------------------------------------------------

The Fund accepts telephone requests for wire redemption in excess of $1,000 (but subject to a $25,000 limitation) to a predesignated bank either on the subscription order form or in a subsequent written authorization with the signature guaranteed. The Fund accepts signature guaranteed written requests for redemption by bank wire without limitation. The proceeds are normally wired on the following business day. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.


Requests for telephone redemption must be received between 9:00 a.m. and 4:00 p.m. eastern time. If your telephone call is received after this time or on a day when the NYSE is not open, the request will be entered for the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check or through the automatic purchase plan will not be available for redemption for up to fifteen (15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. Telephone redemption is not available for IRAs. The proceeds of a telephone redemption may be directed to an existing account in another mutual fund advised by the Adviser, provided the account is registered in the redeeming shareholder's name. Such purchase will be made at the respective net asset value plus applicable sales charge, if any, with credit for any sales charge previously charged by the Distributor.

The Fund and its Transfer Agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, the Fund and its Transfer Agent require personal identification information before accepting a telephone redemption. If the Fund or its Transfer Agent fail to use reasonable procedures, the Fund may be liable for losses due to fraudulent instructions.


RETIREMENT PLANS
--------------------------------------------------------------------------------
The Fund has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the

Fund is $1,000 for an individual except that both the individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for additional investment in an IRA account.


Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as Sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for an individual under such plans is $1,000 and there is no minimum for additional investments. Under the Code, individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $4,000 annually to either or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied. New for 1998, the Fund also makes available Education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. The minimum initial investment for an education IRA is $250. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses.


Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRA accounts or other retirement plans should write or telephone the Distributor.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Fund currently intends to pay dividends quarterly and capital gains distributions, if any, on an annual basis. Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

The Fund has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Code and thus is not subject to Federal income tax on that portion of its net investment income and realized capital gain that it pays out to its shareholders. Failure to qualify would result in the Fund being subject to Federal income tax on its taxable income and gains.

A redemption of shares will generally result in the recognition of gain or loss for income tax purposes equal to the difference between the proceeds of the redemption and the shareholder's basis in the shares redeemed.


Dividends from net investment income and distributions from realized short-term capital gains are taxable to the recipient shareholders as ordinary income, whether paid in cash or in additional Fund shares. In the case of corporate shareholders, the portion of the Fund's distributions attributable to dividends received by the Fund on its investments in common or preferred stock may be eligible for the dividends received deduction as long as certain requirements are satisfied by the shareholder. Distributions out of long-term capital gains are taxable to the recipient as long-term capital gains. Shareholders will be advised as to what portion of capital gains are to be treated as "long-term" rate gain with respect to the maximum tax rate for such gains (10% for noncorporate shareholders who are subject to the 15% marginal tax bracket for ordinary income). Dividends and distributions declared by the Fund may also be subject to state and local taxes. Prior to investing in shares of the Fund, prospective shareholders may wish to consult their tax advisers concerning the Federal, state and local tax consequences of such investment.


GENERAL INFORMATION
--------------------------------------------------------------------------------
Description of Shares, Voting Rights
--------------------------------------------------------------------------------
and Liabilities
--------------------------------------------------------------------------------
The Fund is a series of Gabelli Equity Series Funds, Inc., which was incorporated in Maryland on July 25, 1991. The authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share, one hundred million of which have been initially classified as Fund shares. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. The Board currently has authorized the division of the unissued shares into two series each having a separate portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

The Fund sends semi-annual and audited annual reports to all of its shareholders which include a list of portfolio securities. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.

Shareholder Approval
--------------------------------------------------------------------------------
Other than elections of Directors, which is by plurality, any matter for which shareholder approval is required by the Investment Company Act of 1940 requires the affirmative vote of at least a "majority" (as defined by the Investment Company Act of 1940) of the outstanding voting securities of the Fund or the Corporation at a meeting called for the purpose of considering such approval. A majority of the Fund's outstanding securities is the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

Performance Information
--------------------------------------------------------------------------------
The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. Quotations of "yield" will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period, with the remainder being divided by the maximum offering price per share on the last day of the period. The Fund may also furnish total return and yield calculations for other periods based on investments at various sales charge levels or net asset values.

Custodian, Transfer Agent and Dividend Disbursing Agent
--------------------------------------------------------------------------------

Dividend Disbursing Agent
--------------------------------------------------------------------------------
State Street Bank and Trust Company is the Custodian for the Fund's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company does not assist in and is not responsible for investment decisions involving assets of the Fund.

Independent Auditors
--------------------------------------------------------------------------------
Ernst & Young LLP has been appointed independent auditors for the Fund, and is located at 787 Seventh Ave., New York, NY 10019.

Information for Shareholders
--------------------------------------------------------------------------------
All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434. For assistance, call 1-800-GABELLI (1-800-422-3554) or through the internet at http://www.gabelli.com.


Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Fund has no reason to believe that (1) the Year 2000 plans of the Adviser and the Fund's other service providers for services critical to the Fund's operations will not be completed by December 31, 1999, and (2) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Fund or its service providers.

In addition, the Year 2000 problem may adversely affect the companies in which the Fund invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors.

Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Fund's service providers are unknown to the Fund at this time, there may be costs or consequences having a material adverse impact on the Fund, its service providers and/or your account records. The Fund and the Adviser will continue to monitor developments relating to this issue.


Upon request, Gabelli and Company, Inc. will provide without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.

This Prospectus omits certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Additional Statement included in such Registration Statement may be obtained without charge from the Fund or its Distributor.

                                TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Table of Fees and Expenses .................

Financial Highlights .......................

Investment Objective and Policies and
  Related Risk Factors .....................

Other Investment Techniques and
  Related Risk Factors .....................

Management of the Fund .....................

Distribution Plan ..........................

Purchase of Shares .........................

Redemption of Shares .......................

Retirement Plans ...........................

Dividends, Distributions and Taxes .........

General Information ........................




--------------------------------------------------------------------------------
No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Adviser, the Administrator, the Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any state to any person to whom it is unlawful to make such offer in such state.

THE
GABELLI
EQUITY
INCOME
FUND





                                   PROSPECTUS
                                DECEMBER 21, 1998






                               GABELLI FUNDS, INC.
                               INVESTMENT ADVISER

                             GABELLI & COMPANY, INC.
                                   DISTRIBUTOR

                        GABELLI EQUITY SERIES FUNDS, INC.
                         THE GABELLI EQUITY INCOME FUND
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)


                       STATEMENT OF ADDITIONAL INFORMATION


                                December 21, 1998



     This Statement of Additional Information ("Additional Statement") relates to The Gabelli Equity Income Fund (the "Equity Income Fund") and The Gabelli Small Cap Growth Fund (the "Small Cap Fund") (each a "Fund" collectively the "Funds") which are series of Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Corporation"), and is not a prospectus and is only authorized for distribution when preceded or accompanied by the relevant Fund's prospectus (the "Prospectus") dated December 21, 1998, as supplemented from time to time. This Additional Statement contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above.



                                TABLE OF CONTENTS
                                                                 Page
                                                                 ----
            Other Investment Techniques                           B-2

            The Adviser                                           B-4

            The Distributor                                       B-5

            Directors and Officers                                B-5

            Investment Restrictions                               B-8

            Portfolio Transactions and Brokerage                  B-9

            Purchase and Redemption of Shares                     B-10

            Determination of Net Asset Value                      B-11

            Dividends, Distributions and Taxes                    B-11

            Investment Performance Information                    B-13


            Appendix to Additional Statement                      B-15


            Financial Statements                                  B-16

                           OTHER INVESTMENT TECHNIQUES

Securities Subject to Reorganization

     Subject to each Fund's policy of investing at least 65% of its total assets in income producing equity securities (Equity Income Fund) or small company equity securities (Small Cap Fund) each Fund may invest without limit in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of Gabelli Funds, Inc. (the "Adviser"), there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. (See "Other Investment Techniques and Related Risk Factors" in the Prospectus.)

     In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer of proposal is in process. In making the investments each Fund will not violate any of its investment restrictions (see below, "Investment Restrictions") including the requirement that, (a) as to 75% of its total assets, it will not invest more than 5% of its total assets in the securities of any one issuer and (b) it will not invest more than 25% of its total assets in any one industry. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses (see "Dividends, Distributions and Taxes" in the Prospectus).

Nonconvertible Debt Securities

     As disclosed in the Prospectus, up to 35% of each Fund's total assets may be invested in lower quality nonconvertible debt securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's and S&P respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

     Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value. In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

     From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986 (the "Code") enacted in 1989, a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

     The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Corporation's Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Hedging Transactions

     Futures Contracts. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.


     A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.


     Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC"), an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

     These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of each Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

     Currency Transactions. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security a Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. Each Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     Unseasoned Companies. The Fund may invest in securities of unseasoned companies. In view of the limited liquidity, more speculative prospects and price volatility, the Fund will not invest more than 10% of the Fund's assets (at the time of purchase) in securities of companies (including predecessors) that have operated less than three years.

                                   THE ADVISER

     The Adviser is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580-1434.

     Pursuant to an Investment Advisory Contract which was approved by each Fund's sole shareholder on December 9, 1991 for the Equity Income Fund and October 2, 1991 for the Small Cap Fund, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for each Fund, arranges the portfolio transactions for each Fund and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors of the Corporation.

                                  Advisory Fees
                         For the Year Ended September 30


                                     1998          1997          1996
                                     ----          ----          ----
            Equity Income Fund    $  823,207    $  640,070    $  561,461
            Small Cap Fund        $3,223,995    $2,269,141    $2,276,908

     Under each Investment Advisory Contract, the Adviser also (1) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund; (3) provides the Fund, if requested, with adequate office space and facilities: (4) prepares, but does not pay for, periodic updating of the Fund's registration statement, Prospectus and Additional Statement, including the printing of such documents for the purpose of filings with the SEC; (5) supervises the calculation of the net asset value of shares of the Fund; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (7) prepares notices and agendas for meetings of the Corporation's Board of Directors and minutes of such meetings in all matters required by the Investment Company Act of 1940 (the "Act") to be acted upon by the Board.


     The Adviser has entered into a Sub-Administration Contract with BISYS Fund Services ("BISYS" or the "Sub-Administrator") 3435 Stelzer Road, Columbus, Ohio 43219, pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations but which do not concern the investment advisory and portfolio management services provided by the Adviser. For such services and the related expenses borne by BISYS, the Adviser pays a prorated monthly fee at the annual rate of
 .0625% of the average net assets of the Fund (minimum annual fee of $30,000 per portfolio) on the first $350 million of all of the funds advised by the Adviser and its affiliates and administered by BISYS and .0425% of any net assets above $350 million, and .0225% of any assets above $700 million which together with the services to be rendered, is subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice.

     The Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contract provides that each Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

     The Investment Advisory Contract is terminable without penalty by the Corporation on not more than sixty days' written notice when authorized by the Directors of the Corporation, by the holders of a majority, as defined in the Act, of the outstanding shares of the Corporation, or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the Act and rules thereunder except to the extent otherwise provided by order of the Commission or any rule under the Act and except to the extent the Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." Each Investment Advisory Contract provides in effect, that unless terminated it will remain in effect from year to year so long as continuance of the Investment Advisory Contract is approved annually by the Directors of the Corporation, or the shareholders of the Fund and in either case, by a majority vote of the Directors who are not parties to the Investment Advisory Contract or "interested persons" as defined in the Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

                                 THE DISTRIBUTOR

     Each Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Funds for the continuous offering of its shares on a best efforts basis.

     The Distribution Agreement is terminable by the Distributor or the Corporation at any time without penalty on not more than sixty nor less than thirty days' written notice, provided, that termination by the Corporation must be directed or approved by the Board of Directors of the Corporation, by the vote of the holders of a majority of the outstanding securities of the Funds or by written consent of a majority of the directors who are not interested persons of the Corporation or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the Act. The Distribution Agreement provides that, unless terminated, it will remain in effect so long as continuance of the Distribution Agreement is approved annually by the Corporation's Board of Directors or by a majority of the outstanding voting securities of the Corporation, and in either case, also by a majority of the Directors who are not interested persons of the Corporation or the Distributor.

                             DIRECTORS AND OFFICERS


     The Directors and Executive Officers of the Corporation, their principal business occupations during the last five years and their affiliations, if any, with the Adviser or the Administrator, are shown below. Directors deemed to be "interested persons" of the Fund for purposes of the Act are indicated by an asterisk.


---------------------------------------------- ---------------------------------------------------------------
                                                Principal Occupations During Last Five Years; Affiliations
  Name, Position with the Funds and Address                  with the Adviser or Administrator
---------------------------------------------- ---------------------------------------------------------------
Mario J. Gabelli*                              Chairman of the Board, Chief Executive Officer and Chief
President, Director and Chief Investment       Investment Officer of Gabelli Funds, Inc. and GAMCO
Officer                                        Investors, Inc., Chairman of the Board and Chief Executive
Age: 56                                        Officer of Lynch Corporation, a diversified manufacturing
                                               and communications services company; Director of East/West
                                               Communications, Inc.; Governor of the American Stock
                                               Exchange and officer and/or Director or Trustee of 12 other
                                               Gabelli funds.

---------------------------------------------- ---------------------------------------------------------------
James E. McKee                                 Vice President and General Counsel of GAMCO Investors, Inc.
Secretary                                      since 1993; Secretary of all mutual funds managed by the
Age: 35                                        Adviser or its affiliates; U.S. SEC, New York, (Branch
                                               Chief, 1992-1993, Staff Attorney, 1989-1992).

---------------------------------------------- ---------------------------------------------------------------
Bruce N. Alpert                                Vice President and Chief Operating Officer of the Investment
Vice President and Treasurer                   Advisory Division of Gabelli Funds, Inc. (the "Adviser");
Age: 46                                        officer of each mutual fund managed by the Adviser or its
                                               affiliates.

---------------------------------------------- ---------------------------------------------------------------


---------------------------------------------- ---------------------------------------------------------------
Felix J. Christiana                            Formerly Senior Vice President of Dry Dock Savings Bank.
Director                                       Director or Trustee of 8 other Gabelli funds.
Age: 73

---------------------------------------------- ---------------------------------------------------------------
Anthony J. Colavita                            President and Attorney at Law in the law firm of Anthony J.
Director                                       Colavita, P.C. since 1961; Director or Trustee of 12 other
Age: 62                                        Gabelli funds.

---------------------------------------------- ---------------------------------------------------------------
Vincent D. Enright                             Former Senior Vice President and Chief Financial Officer of
Director                                       KeySpan Energy Corporation; Director or Trustee of 2 other
Age: 56                                        Gabelli funds.


---------------------------------------------- ---------------------------------------------------------------
John D. Gabelli*                               Vice President of Gabelli & Company, Inc.; Director of
Director                                       Gabelli Advisers, Inc.; Director of one other Gabelli fund.
Age: 53
---------------------------------------------- ---------------------------------------------------------------
Robert J. Morrissey                            Partner in the law firm of Morrissey & Hawkins. Director of
Director                                       The Gabelli Value Fund Inc.
Age: 58
---------------------------------------------- ---------------------------------------------------------------
Anthony R. Pustorino                           Professor of Accounting at Pace University (1965 - present).
Director                                       Formerly President, consultant, and shareholder, Pustorino
Age: 72                                        Puglisi & Co., certified public accountants (1961-1989).
                                               Director/Trustee of several of the other Gabelli funds.

---------------------------------------------- ---------------------------------------------------------------
Anthonie C. van Ekris                          Managing Director of Balmac International, Ltd.; Director of
Director                                       Spinnaker Industries, Inc. and Stahel Mardmeyer A.Z.; and
Age: 63                                        Director or Trustee of 9 other Gabelli funds.

---------------------------------------------- ---------------------------------------------------------------


---------------------------------------------- ---------------------------------------------------------------
Karl Otto Pohl*                                Partner of Sal Oppenheim Jr. & Cie (private investment
Director                                       bank); Former President of the Deutsche Bundesbank and
Age: 66                                        Chairman of its Central Bank Council from 1980 through 1991;
                                               Currently Board Member of IBM World Trade Europe/Middle
                                               East/Africa Corp.; Bertelsmann AG, Zurich
                                               Versicherungs-Gesellschaft (insurance); the International
                                               Advisory Board for JP Morgan & Co.; Supervisory Board Member
                                               of Royal Dutch (petroleum company) ROBECo/o Group; Advisory
                                               Board of Unilever N.V. and Unilever Deutschland; German
                                               Governor, International Monetary Fund from 1980 through
                                               1991; Board Member, Bank for International Settlements from
                                               1980 through 1991; and Director or Trustee of all the funds in the Gabelli family of funds.
---------------------------------------------- ---------------------------------------------------------------



     Each Fund pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $3,000 and $500 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Funds who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation. Messrs. Mario J. Gabelli and John D. Gabelli are brothers. Mr. Pohl receives fees from the Adviser but has no obligation to provide any services to the Adviser. Although this relationship does not appear to require designation of Mr. Pohl as an interested person, the Corporation is currently making such designation in order to avoid the possibility that Mr. Pohl's independence would be questioned.


     The following table sets forth certain information regarding the compensation of the Corporation's directors . Except as disclosed below, no executive officer or person affiliated with the Funds received compensation from either Fund for the calendar year ended December 31, 1998 in excess of $60,000.

                               COMPENSATION TABLE

                             Aggregate Compensation
                                 from Registrant
                                  (Fiscal Year)


       ------------------------------------------ ---------------- ----------------- ---------------------
                                                                                      Total Compensation
                                                                                     From Registrant and
                    Name of Person,                Equity Income      Small Cap       Fund Complex Paid
                       Position                        Fund              Fund           To Directors*
       ------------------------------------------ ---------------- ----------------- ---------------------
       Mario J. Gabelli
          President, Director and
          Chief Investment Officer                       $      0          $      0     $               0
       ------------------------------------------ ---------------- ----------------- ---------------------
       Felix J. Christiana
          Director                                          5,000             5,000           88,100  (9)
       ------------------------------------------ ---------------- ----------------- ---------------------
       Anthony J. Colavita
          Director                                          5,000             5,000           81,500 (10)
       ------------------------------------------ ---------------- ----------------- ---------------------
       Vincent D. Enright
          Director                                          5,000             5,000           18,500  (4)
       ------------------------------------------ ---------------- ----------------- ---------------------
       John D. Gabelli
          Director                                              0                 0                     0
       ------------------------------------------ ---------------- ----------------- ---------------------
       Robert J. Morrissey
          Director                                          4,500             4,500           24,500  (3)
       ------------------------------------------ ---------------- ----------------- ---------------------
       Anthony R. Pustorino
          Director                                          5,000             5,000          100,500  (8)
       ------------------------------------------ ---------------- ----------------- ---------------------
       Anthonie C. van Ekris
          Director                                          5,000             5,000           57,500 (12)
       ------------------------------------------ ---------------- ----------------- ---------------------
       Karl Otto Pohl
          Director                                          5,000             5,000           98,466 (20)
       ------------------------------------------ ---------------- ----------------- ---------------------


-------------
* Represents the total compensation paid to such persons during the year ended December 31, 1998 (and, with respect to the Funds, estimated to be paid during a full calendar year). The parenthetical number represents the number of investment companies (including each Fund) from which such person receives compensation that are considered part of the same fund complex as the Funds, because, among other things, they have a common investment adviser.


                             INVESTMENT RESTRICTIONS


     Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered not to be fundamental and accordingly may be changed without stockholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy. Each Fund may not:


     (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets taken at market value at time of purchase) in the outstanding securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;

     (2) invest 25% or more of the value of its total assets in any one industry;

     (3) issue senior securities (including borrowing money, including on margin if margin securities are owned and through entering into reverse repurchase agreements) in excess of 33-1/3% of its total (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that a Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

     (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

     (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

     (6) invest for the purpose of exercising control over management of any company;

     (7) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities and similar instruments; or

     (8) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas or mineral interests.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

     The Adviser currently serves as Adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts and adviser to other investment companies. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Funds and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Funds and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Funds and other client accounts.

     The policy of each Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement each Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser of the type described in Section 28(e) of the Exchange Act of 1934. In doing so, the Funds may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale: statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.


     Research services furnished by broker or dealers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such determinations, the Adviser has allocated brokerage commissions of $126,855 on portfolio transactions in the principal amount of $44,109,134 during fiscal year ended September 30, 1998, to various broker-dealers that have provided research services to the Adviser. The average commission on these transactions was $.05 per share.


     The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Funds and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Funds. The Funds paid the following brokerage commissions for the year ended September 30, as indicated:


                                                      Small Cap Fund                        Equity Income Fund
                                                 1996          1997         1998         1996          1997         1998
----------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Affiliated Commissions                       $ 25,682      $ 43,851     $150,289      $10,065       $19,323      $25,652

----------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Total Commissions                             133,633       204,515      334,559       25,191        54,306       56,789

----------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
% of affiliated Commission to total             19.2%         21.4%        44.9%        40.0%         35.5%        45.2%

----------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
% of aggregate dollar amount of                    --        17.37%        40.0%           --        46.64%        32.5%
transactions involving commissions paid
to affiliates
----------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------


     As required by Rule 17e-1 under the Act, the Board of Directors has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including its independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

     To obtain the best execution of portfolio trades on the New York Stock Exchange ("Exchange"), Gabelli controls and monitors the execution of such transactions on the floor of the Exchange through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the Exchange. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of the Funds by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the Exchange.

     Portfolio turnover may vary from year to year, as well as within a year. For the fiscal years ended September 30, 1998 and September 30, 1997, the turnover rates were 35% and 43%, respectively, in the case of the Equity Income Fund, and 20% and 14%, respectively, in the case of the Small Cap Fund.


                        PURCHASE AND REDEMPTION OF SHARES

     Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value per share of each Fund is determined once daily as of the close of business of the regular trading session of the Exchange, normally 4:00 p.m. eastern time, on each day that the Exchange is open and on each other day in which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, except that the net asset value may not be computed on a day on which no orders to purchase, or tenders to sell or redeem, Fund shares have been received, by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The Exchange currently observes the following holidays: New Year's Day; Martin Luther King Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


     In the calculation of each Fund's net asset value: (1) a portfolio security listed or traded on the New York or American Stock Exchanges or quoted by National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") is valued at its last sale price on that exchange (if there were no sales that day, the security is valued at the average of the bid and asked price); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked price; and (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

General

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If it so qualifies, the Fund will not be subject to Federal income tax on its net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and capital gains to its shareholders.

     Each Fund will determine either to distribute, or to retain for reinvestment, all or part of any net long-term capital gain. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gain its share of undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

     A distribution will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.


     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, (unless an election is made by a fund with a November or December year-end to use the fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed.


     Gains or losses on the sales of securities by the Funds will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

     Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Funds at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

     Hedging transactions undertaken by the Funds may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character and timing of gains, losses or deductions from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

Distributions

     Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consist of the excess of long-term or mid-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.

Sales of Shares


     Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


     Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

Backup Withholding

     The Corporation may be required to withhold Federal income tax at a rate of 31% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

Foreign Withholding Taxes

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. Because each Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Funds will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Funds.

Corporate Matters

     The Corporation reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

     Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

                       INVESTMENT PERFORMANCE INFORMATION

     The Funds may furnish data about their investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Funds may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value.

     Quotations of yield will be based on the investment income per share earned during a particular 30 day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where A = dividends and interest earned during the period, B = expenses accrued for the period (net of any reimbursements), C = the average daily number of shares outstanding during the period that were entitled to receive dividends, and D = the maximum offering price per share on the last day of the period.

     Quotations of total return will reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. A Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of the Funds' portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to change in the value of the Funds' shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

     From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Funds. These sources include: Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

     In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Quotations of the Funds' total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                                  P(1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). Total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.


                                            Total Return
                               for the period ended September 30, 1998

                                                                                  Small         Equity Income
                                                                                Cap Fund*           Fund*
                                                                             ----------------- -----------------
Cumulative Total Return (since commencement of operations of the                   193.6%            152.8%
Fund)
Average Annual Total Return (since commencement of operations of the                16.8%             14.7%
Fund)
Average Annual Total Return (5 years)                                               11.3%             14.7%
Average Annual Total Return (12 months)                                           (13.5%)              3.0%

*    Commencement of operations for the Small Cap Fund and the Equity Income Fund took place on October 22,
     1991 and January 2, 1992, respectively.


                          SHARES OF BENEFICIAL INTEREST


     As of the date of this Additional Statement, the Directors of the Corporation as a group owned less than 1% of the outstanding shares of each Fund.

     The following persons were known to own of record 5% or more of the outstanding voting securities of the indicated funds as of November 13, 1998:

         NAME AND ADDRESS OF HOLDER OF RECORD                PERCENTAGE OF FUND

                                 SMALL CAP FUND
              Charles Schwab & Co., Inc.                        17.58%
              101 Montgomery Street
              San Francisco, CA 94104

                               EQUITY INCOME FUND
              Charles Schwab & Co., Inc.                        15.40%
              101 Montgomery Street
              San Francisco, CA 94104

                        APPENDIX TO ADDITIONAL STATEMENT


Description of Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond
---------------------------------------------------------------------------
Ratings
-------

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporation's ("S&P's") Corporate Debt Ratings
-------------------------------------------------------------------------------

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Preferred Stock Ratings
----------------------------------------------

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings
--------------------------------------------

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the year ended September 30, 1998, including the Report of Ernst & Young LLP, independent auditors, is incorporated herein by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                     PART C
                                OTHER INFORMATION

Item 23. Financial Statements and Exhibits.
  (a)    Financial Statements:
         (1)   Financial information included in Part A, the Prospectus:
               The Gabelli Equity Income Fund:
               -- Financial Highlights for the years ended September 30, 1998, September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993 and for the period January 2, 1992 (Commencement of Operations) through September 30, 1992. The Gabelli Small Cap Growth Fund:
               -- Financial Highlights for the years ended September 30, 1998, September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993 and for the period October 22, 1991 (Commencement of Operations) through September 30, 1992.

         (2) Financial Statements incorporated by reference in Part B, the Statement of Additional Information: The Gabelli Equity Income
               Fund:
               -- Portfolio of Investments dated September 30, 1998.
               -- Statement of Assets and Liabilities dated September 30, 1998. -- Statement of Operations for the year ended September 30, 1998. -- Statement of Changes in Net Assets for the years ended September 30, 1998 and September 30, 1997.
               -- Notes to Financial Statements.
               -- Financial Highlights for the years ended September 30, 1998, September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993 and for the period January 2, 1992 (Commencement of Operations) through September 30, 1992. -- Report of Ernst & Young LLP (independent auditors) dated November 10, 1998. The Gabelli Small Cap Growth Fund:
               -- Portfolio of Investments dated September 30, 1998.
               -- Statement of Assets and Liabilities dated September 30, 1998. -- Statement of Operations for the year ended September 30, 1998. -- Statement of Changes in Net Assets for the years ended September 30, 1998 and September 30, 1997.
               -- Notes to Financial Statements.
               -- Financial Highlights for the years ended September 30, 1998, September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994., September 30, 1993 and for the period October 22, 1991 (Commencement of Operations) through September 30, 1992.
               -- Report of Ernst & Young LLP (independent auditors) dated November 10, 1998.

  (b)    Exhibits:
         (1) Articles of Incorporation of the Registrant are incorporated by reference to Exhibit 1 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
         (2)   By-Laws of the Registrant are incorporated by reference to
               Exhibit 2 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
         (3)   Not Applicable
         (4) (a) Form of Stock Certificate of The Gabelli Small Cap Growth Fund is incorporated by reference to Exhibit 4 of Pre-Effective Amendment No. 1 to Registration Statement No. 33-41913 on September 20, 1991. (b) Form of Stock Certificate of The Gabelli Equity Income Fund is incorporated by reference to Exhibit 4 ofPre-Effective Amendment No. 1 to Registration Statement No. 33-41913 on September 20, 1991.
         (5) Investment Advisory Agreement with Gabelli Funds, Inc. for The Gabelli Equity Series, Inc. is incorporated by reference to
               Exhibit 5 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
         (6) Distribution Agreement is incorporated by reference to Exhibit 6 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.

         (7)   Not Applicable
         (8)   Form of Custodian  Agreement is incorporated by reference to
               Exhibit 8 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
         (9)   Form of Transfer Agent Agreement is incorporated by reference to
               Exhibit 9 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
        (10)   Opinion and Consent of Counsel are incorporated by reference to
               Exhibit 10 of Pre-Effective Amendment No. 1 to Registration Statement No. 33-41913 on September 30, 1991.
        (11)   (a) Consent of Independent Auditors*
               (b) Powers of Attorney of the Directors are incorporated by reference to Exhibit 11 of Post-Effective Amendment No. 1 to Registration Statement No. 33-41913 on August 31, 1992.
        (12)   Not Applicable
        (13) Agreement with Initial Shareholder is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 1 to Registration Statement No. 33-41913 on September 20, 1991.
        (14) Model IRA Plan is incorporated by reference to Exhibit 14 of Pre-Effective Amendment No. 1 to Registration Statement No. 33-41913 on September 20, 1991.
        (15) Distribution Plan is incorporated by reference to Exhibit 15 of Post Effective Amendment No. 8 to Registration Statement No. 33-41913 on January 28, 1998.
        (16)   N/A
        (17)   Financial Data Schedules*

* Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant. Insofar as the following have substantially identical boards of directors or trustees they may be deemed with Registrant to be under common control: The Gabelli Asset Fund, The Gabelli Equity Trust Inc., The Gabelli Growth Fund, The Gabelli Value Fund Inc., The Gabelli Convertible Securities Fund, Inc., The Gabelli Investor Funds, Inc., The Gabelli Global Series Funds Inc., the Gabelli Money Market Funds, The Gabelli Global Multimedia Trust Inc., Gabelli International Growth Fund, Inc., Gabelli Capital Series Fund, Gabelli International Growth Fund, Inc., Gabelli Capital Asset Fund, The Gabelli Westwood Funds, Gabelli International Growth Fund, Inc. and The Gabelli Gold Fund, Inc.

Item 25.       Number of Holders of Securities.
               N/A


Item 26.       Indemnification.
               The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, Inc. for The Gabelli Small Cap Growth Fund, the Investment Advisory Agreement with Gabelli Funds, Inc. for The Gabelli Equity Income Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, Inc. to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 27. Business and Other Connections of Investment Adviser.
         See "Management of the Fund" in the Prospectus and "Directors and Officers" in the Statement of Additional Information as well as the Adviser's current Form ADV which has been previously filed with the Securities and Exchange Commission.

Item 28.       Principal Underwriters.
         (a) The Distributor, Gabelli & Company,Inc., is also the principal underwriter for The Gabelli Growth Fund, The Gabelli Asset Fund, The Gabelli Value Fund, The Gabelli ABC Fund, The Gabelli Global Series Funds, The Gabelli Money Market Funds, The Gabelli Gold Fund, Gabelli International Growth Fund, Inc., Gabelli Capital Asset Fund, The Treasurer's Fund, Inc. and The Gabelli Westwood Funds.
         (b) The information required with respect to the directors and executive officers of the Distributor is set forth under the heading "Directors and Officers" in the Statement of Additional Information as well as in Gabelli & Company, Inc.'s current Form BD, which has been previously filed with the Securities and Exchange Commission.
         (c) Not applicable. The Registrant's only principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 29. Location of Accounts and Records.
         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Sub-Administrator, BISYS, 3435 Stelzer Road, Columbus, Ohio, at the offices of the Fund's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, at the offices of the Fund's Transfer Agent and Dividend Disbursing Agent, State Street Bank and Trust Company, c/o Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171 or at the offices of the Adviser, Gabelli Funds, Inc., One Corporate Center, Rye, New York 10580-1434.

Item 30. Management Services.
         The Registrant is not a party to any management-related service contract.

Item 31. Undertakings.
         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York on the 30th day of November, 1998.

                                             GABELLI EQUITY SERIES FUNDS, INC.
                                             /s/BRUCE N. ALPERT
                                             -----------------------------------
                                             By: Bruce N. Alpert
                                             Title: Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following in the capacity and on the date indicated.

            Signature                     Title                                               Date
             --------                       ---                                               ----

                 *                President, and Director                               November 30, 1998
-----------------------
Mario J. Gabelli
          /s/BRUCE ALPERT         Vice-President and Treasurer                          November 30, 1998
-----------------------
Bruce N. Alpert
                 *                Secretary                                             November 30, 1998
-----------------------
James E. McKee
                 *                Director                                              November 30, 1998
-----------------------
Felix J. Christiana
                 *                Director                                              November 30, 1998
-----------------------
Anthony J. Colavita
                 *                Director                                              November 30, 1998
-----------------------
Vincent D. Enright
                 *                Director                                              November 30, 1998
-----------------------
John D. Gabelli
                 *                Director                                              November 30, 1998
-----------------------
Robert J. Morrissey
                 *                Director                                              November 30, 1998
-----------------------
Karl Otto Pohl
                 *                Director                                              November 30, 1998
-----------------------
Anthony R. Pustorino
                 *                Director                                              November 30, 1998
-----------------------
Anthonie C. van Ekris

*BY       /s/BRUCE ALPERT         Attorney-in-Fact
-----------------------

Bruce N. Alpert
